Global X FTSE Andean 40 ETF
Global X FTSE Andean 40 ETF
INVESTMENT OBJECTIVE
The Global X FTSE Andean 40 ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Andean 40 Index ("Underlying Index").

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commission when buying and selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Global X FTSE Andean 40 ETF Global X FTSE Andean 40 ETF-Global X FTSE Andean 40 ETF
Management Fees:		0.72%
Distribution and Service (12b-1) Fees:		none
Other Expenses:	[1]	none
Total Annual Fund Operating Expenses:		0.72%
[1]	"Other Expenses" are estimates for the current fiscal year.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Global X FTSE Andean 40 ETF Global X FTSE Andean 40 ETF-Global X FTSE Andean 40 ETF	74	230

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. As of the date of this Prospectus, the Fund had not yet commenced operations.

PRINCIPAL INVESTMENT STRATEGIES
The Underlying Index tracks the performance of the 40 largest and most liquid companies in the five ASEAN countries (Singapore, Malaysia, Indonesia, Thailand and Philippines), as defined by FTSE. As of January 3, 2011 the three largest stocks were DBS Group Holdings, Oversea-Chinese Banking and Singapore
Telecom.  The Fund's investment objective and Underlying Index may be changed without shareholder approval. Shareholders will be given 60 days' prior notice of any such change.

The Underlying Index is sponsored by an organization ("Index Provider") that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is
FTSE Group ("FTSE").

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to
"beat" the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund will invest at least 80% of its total assets in the securities of the
Underlying Index, which are domiciled or listed in foreign countries, and in
ADRs and GDRs based on the securities in the Underlying Index.

The Fund will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying
Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations
(such as tax diversification requirements) that apply to the Fund but not the
Underlying Index.

Correlation: Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while the
Fund is an actual investment portfolio. The performance of the Fund and the
Underlying Index may vary somewhat due to transaction costs, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions or limitations, illiquid or unavailable securities, and timing variances.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

Industry Concentration Policy: The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

SUMMARY OF PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Fund's
Strategies and Risks section of the Prospectus and in the Statement of
Additional Information ("SAI").

Asset Class Risk: Securities in the Underlying Index or the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Cash Transaction Risk: Unlike most exchange-traded funds, the Fund intends to effect all creations and redemptions partially for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional ETF.

Commodity Exposure Risk: The Fund invests in the Chile, Colombia and Peru markets, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on these economies.

Concentration Risk: To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund will be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Custody Risk: Less developed markets are more likely to experience problems with the clearing and settling of trades.

Emerging Market Risk: The Fund is expected to invest in securities in the following emerging market countries: Chile, Colombia and Peru. The Fund's investment in an emerging market country may be subject to a greater risk of loss than investments in developed markets.

Foreign Security Risk: Investments in the securities of foreign issuers are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Geographic Risk: The Fund is expected to invest in securities in South America, where a natural disaster could occur.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Management Risk: The Fund is subject to the risk that the Adviser's investment management strategy may not produce the intended results.

Market Risk: The Fund's NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks: The Fund faces numerous market trading risks, including the potential lack of an active market for Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to NAV.

Non-Diversification Risk: The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Reliance on Trading Partners Risk: Economies in emerging market countries generally are dependent heavily upon commodity prices and international trade and, accordingly, may be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values, and may suffer from extreme and volatile debt burdens or inflation rates. The Fund is specifically exposed to Asian Economic Risk,
Central and South American Economic Risk, European Economic Risk and U.S.
Economic Risk. For more information about these risks, please see pages 28 and
29 of this prospectus.

Securities Lending Risk: Securities lending involves the risk that the Fund loses money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Securities Market Risk: Because certain securities markets in the countries in which the Fund may invest are small in size, underdeveloped, and are less regulated and less correlated to global economic cycles than those markets located in more developed countries, the securities markets in such countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations and uncertainty regarding the existence of trading markets.

Tracking Error Risk: The performance of the Fund may diverge from that of the
Underlying Index.

PERFORMANCE INFORMATION
As of the date of this Prospectus, the Fund has not yet commenced investment operations and therefore does not report its performance information.

Global X FTSE ASEAN 40 ETF
Global X FTSE ASEAN 40 ETF
INVESTMENT OBJECTIVE
The Global X FTSE ASEAN 40 ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE ASEAN 40 Index ("Underlying Index").

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commission when buying and selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Global X FTSE ASEAN 40 ETF Global X FTSE ASEAN 40 ETF-Global X FTSE ASEAN 40 ETF
Management Fees:		0.65%
Distribution and Service (12b-1) Fees:		none
Other Expenses:	[1]	none
Total Annual Fund Operating Expenses:		0.65%
[1]	"Other Expenses" are estimates for the current fiscal year.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Global X FTSE ASEAN 40 ETF Global X FTSE ASEAN 40 ETF-Global X FTSE ASEAN 40 ETF	66	208

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. As of the date of this Prospectus, the Fund had not yet commenced operations.

PRINCIPAL INVESTMENT STRATEGIES
The Underlying Index tracks the performance of the 40 largest and most liquid companies in the five ASEAN countries (Singapore, Malaysia, Indonesia, Thailand and Philippines), as defined by FTSE. As of January 3, 2011 the three largest stocks were DBS Group Holdings, Oversea-Chinese Banking and Singapore
Telecom.  The Fund's investment objective and Underlying Index may be changed without shareholder approval. Shareholders will be given 60 days' prior notice of any such change.

The Underlying Index is sponsored by an organization ("Index Provider") that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is
FTSE Group ("FTSE").

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to
"beat" the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund will invest at least 80% of its total assets in the securities of the
Underlying Index, which are domiciled or listed in foreign countries, and in
ADRs and GDRs based on the securities in the Underlying Index.

The Fund will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying
Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations
(such as tax diversification requirements) that apply to the Fund but not the
Underlying Index.

Correlation: Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while the
Fund is an actual investment portfolio. The performance of the Fund and the
Underlying Index may vary somewhat due to transaction costs, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions or limitations, illiquid or unavailable securities, and timing variances.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

Industry Concentration Policy: The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

SUMMARY OF PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Fund's
Strategies and Risks section of the Prospectus and in the Statement of
Additional Information ("SAI").

Asset Class Risk: Securities in the Underlying Index or the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk: To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund will be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Custody Risk: Less developed markets are more likely to experience problems with the clearing and settling of trades.

Emerging Market Risk: The Fund is expected to invest in securities in the following emerging market countries: Malaysia, Indonesia, Thailand and
Philippines. The Fund's investment in an emerging market country may be subject to a greater risk of loss than investments in developed markets.

Foreign Security Risk: Investments in the securities of foreign issuers are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Geographic Risk: The Fund is expected to invest in securities in South East
Asia, where a natural disaster could occur.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Management Risk: The Fund is subject to the risk that the Adviser's investment management strategy may not produce the intended results.

Market Risk: The Fund's NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks: The Fund faces numerous market trading risks, including the potential lack of an active market for Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to NAV.

Non-Diversification Risk: The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Reliance on Trading Partners Risk: Economies in emerging market countries generally are dependent heavily upon commodity prices and international trade and, accordingly, may be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values, and may suffer from extreme and volatile debt burdens or inflation rates. The Fund is specifically exposed to Asian Economic Risk and
U.S. Economic Risk. For more information about these risks, please see pages 28 and 29 of this prospectus.

Securities Lending Risk: Securities lending involves the risk that the Fund loses money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Securities Market Risk: Because certain securities markets in the countries in which the Fund may invest are small in size, underdeveloped, and are less regulated and less correlated to global economic cycles than those markets located in more developed countries, the securities markets in such countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations and uncertainty regarding the existence of trading markets.

Tracking Error Risk: The performance of the Fund may diverge from that of the
Underlying Index.

PERFORMANCE INFORMATION
As of the date of this Prospectus, the Fund has not yet commenced investment operations and therefore does not report its performance information.

Global X S&P/TSX Venture Canada ETF
Global X S&P/TSX Venture Canada ETF
INVESTMENT OBJECTIVE
The Global X S&P/TSX Venture Canada ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/TSX Venture 30 Index ("Underlying Index").

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commission when buying and selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Global X S&P/TSX Venture Canada ETF Global X S&P/TSX Venture Canada ETF-Global X S&P/TSX Venture Canada ETF
Management Fees:		0.75%
Distribution and Service (12b-1) Fees:		none
Other Expenses:	[1]	none
Total Annual Fund Operating Expenses:		0.75%
[1]	"Other Expenses" are estimates for the current fiscal year.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Global X S&P/TSX Venture Canada ETF Global X S&P/TSX Venture Canada ETF-Global X S&P/TSX Venture Canada ETF	77	240

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. As of the date of this Prospectus, the Fund had not yet commenced operations.

PRINCIPAL INVESTMENT STRATEGIES
The Underlying Index is a free-float adjusted, modified capitalization-weighted index designed to provide exposure to the 30 most liquid securities of the TSX
Venture Exchange. The TSX Venture Exchange is Canada's junior listings market for emerging companies. As of January 3, 2011 the three largest stocks were
Rainy River Resources, Canaco Resources and San Gold Corporation. The Fund's
investment objective and Underlying Index may be changed without shareholder approval. Shareholders will be given 60 days' prior notice of any such change.

The Underlying Index is sponsored by an organization ("Index Provider") that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is
Standard & Poor's Financial Services LLC (a subsidiary of The McGraw-Hill
Companies) ("S&P").

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to
"beat" the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund will invest at least 80% of its total assets in the securities of the
Underlying Index, which are listed in Canada's TSX Venture Exchange.

The Fund will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying
Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations
(such as tax diversification requirements) that apply to the Fund but not the
Underlying Index.

Correlation: Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while the
Fund is an actual investment portfolio. The performance of the Fund and the
Underlying Index may vary somewhat due to transaction costs, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions or limitations, illiquid or unavailable securities, and timing variances.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

Industry Concentration Policy: The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

SUMMARY OF PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Fund's
Strategies and Risks section of the Prospectus and in the Statement of
Additional Information ("SAI").

Asset Class Risk: Securities in the Underlying Index or the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Commodity Exposure Risk: The Fund invests in Canada, which is susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on the Canadian economy.

Concentration Risk: To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund will be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Foreign Security Risk: Investments in the securities of foreign issuers are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Management Risk: The Fund is subject to the risk that the Adviser's investment management strategy may not produce the intended results.

Market Risk: The Fund's NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks: The Fund faces numerous market trading risks, including the potential lack of an active market for Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to NAV.

Micro-Capitalization Risk: The Fund may invest in micro-capitalization companies. These companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.
Micro-capitalization companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth.

Non-Diversification Risk: The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Reliance on Trading Partners Risk: Economies in emerging market countries generally are dependent heavily upon commodity prices and international trade and, accordingly, may be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values, and may suffer from extreme and volatile debt burdens or inflation rates. The Fund is specifically exposed to European Economic Risk and
U.S. Economic Risk. For more information about these risks, please see pages 28 and 29 of this prospectus.

Risk Related to Investing in Resource Exploration Companies: The TSX Venture
Exchange includes many resource exploration companies. The exploration and development of mineral deposits involve significant financial risks and may be significantly affected by competitive pressures in the gold exploration industry, the price of gold bullion, import and export controls, liability for environmental damage and mandated expenditures for safety and pollution control devices.

Risk Related to Investing in Technology Ventures: The TSX Venture Exchange
includes high technology ventures. Technology ventures can be significantly affected by the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence and research and development expenses. Companies in the technology sector also face competition with numerous alternative technologies.

Securities Lending Risk: Securities lending involves the risk that the Fund loses money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Securities Market Risk: Because the TSX Venture Exchange is small in size and is less regulated than exchanges located in the U.S., it is subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations and uncertainty regarding the existence of trading markets.

Tracking Error Risk: The performance of the Fund may diverge from that of the
Underlying Index.

PERFORMANCE INFORMATION
As of the date of this Prospectus, the Fund has not yet commenced investment operations and therefore does not report its performance information.

Global X Next 11 ETF
Global X Next 11 ETF
INVESTMENT OBJECTIVE
The Global X Next 11 ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Next 11 Index ("Underlying Index").

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commission when buying and selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Global X Next 11 ETF Global X Next 11 ETF-Global X Next 11 ETF
Management Fees:		0.75%
Distribution and Service (12b-1) Fees:		none
Other Expenses:	[1]	none
Total Annual Fund Operating Expenses:		0.75%
[1]	"Other Expenses" are estimates for the current fiscal year.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Global X Next 11 ETF Global X Next 11 ETF-Global X Next 11 ETF	77	240

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. As of the date of this Prospectus, the Fund had not yet commenced operations.

PRINCIPAL INVESTMENT STRATEGIES
The Underlying Index is a free-float adjusted, modified capitalization-weighted index intended to measure performance of the investable universe of companies in the "next eleven" countries, as defined by Structured Solutions AG. The next eleven countries include Egypt, Bangladesh, Indonesia, Iran, Mexico, Nigeria,
Pakistan, the Philippines, South Korea, Turkey and Vietnam. The Underlying Index
is comprised of common stocks, ADRs and GDRs of selected companies globally that are domiciled or have their main business operations in these countries or that generate at least 50% of their revenues from these countries. Only shares open to foreign ownership by U.S investors are eligible for inclusion in the
Underlying Index and as a result Iran is not currently included in the
Underlying Index by the Index Provider. As of January 3, 2011 the three largest stocks were Orascom Construction, Astra International and Samsung Electronics.
The Fund's investment objective and Underlying Index may be changed without shareholder approval. Shareholders will be given 60 days' prior notice of any such change.

The Underlying Index is sponsored by an organization ("Index Provider") that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is
Structured Solutions AG.

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to
"beat" the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund will invest at least 80% of its total assets in the securities of the
Underlying Index and in ADRs and GDRs based on the securities in the Underlying
Index.

The Fund will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying
Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations
(such as tax diversification requirements) that apply to the Fund but not the
Underlying Index.

Correlation: Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while the
Fund is an actual investment portfolio. The performance of the Fund and the
Underlying Index may vary somewhat due to transaction costs, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions or limitations, illiquid or unavailable securities, and timing variances.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

Industry Concentration Policy: The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

SUMMARY OF PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Fund's
Strategies and Risks section of the Prospectus and in the Statement of
Additional Information ("SAI").

Asset Class Risk: Securities in the Underlying Index or the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Commodity Exposure Risk: The Fund invests in securities and markets that are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on these economies.

Concentration Risk: To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund will be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Custody Risk: Less developed markets are more likely to experience problems with the clearing and settling of trades.

Emerging Market Risk: The Fund is expected to invest in securities in the following emerging market countries: Egypt, Indonesia, Mexico, the Philippines,
South Korea and Turkey. The Fund's investment in an emerging market country may be subject to a greater risk of loss than investments in developed markets.

Foreign Security Risk: Investments in the securities of foreign issuers are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Frontier Market Risk: The Fund is expected to invest in securities in the following frontier market countries: Bangladesh, Nigeria, Pakistan and
Vietnam. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier countries.

Geographic Risk: The Fund is expected to invest in securities in Africa, Asia, the Middle East and North America, where a natural disaster could occur.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Management Risk: The Fund is subject to the risk that the Adviser's investment management strategy may not produce the intended results.

Market Risk: The Fund's NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks: The Fund faces numerous market trading risks, including the potential lack of an active market for Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to NAV.

Non-Diversification Risk: The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Reliance on Trading Partners Risk: Economies in emerging market countries generally are dependent heavily upon commodity prices and international trade and, accordingly, may be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values, and may suffer from extreme and volatile debt burdens or inflation rates. The Fund is specifically exposed to Asian Economic Risk,
Central and South American Economic Risk, European Economic Risk and U.S.
Economic Risk. For more information about these risks, please see pages 28 and
29 of this prospectus.

Securities Lending Risk: Securities lending involves the risk that the Fund loses money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Securities Market Risk: Because certain securities markets in the countries in which the Fund may invest are small in size, underdeveloped, and are less regulated and less correlated to global economic cycles than those markets located in more developed countries, the securities markets in such countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations and uncertainty regarding the existence of trading markets.

Tracking Error Risk: The performance of the Fund may diverge from that of the
Underlying Index.

PERFORMANCE INFORMATION
As of the date of this Prospectus, the Fund has not yet commenced investment operations and therefore does not report its performance information.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	Global X Funds
Central Index Key	dei_EntityCentralIndexKey	0001432353
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 26, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 26, 2011
ProspectusDate	rr_ProspectusDate	Jan 26, 2011
Global X FTSE Andean 40 ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Global X FTSE Andean 40 ETF
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Global X FTSE Andean 40 ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Andean 40 Index ("Underlying Index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commission when buying and selling Shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. As of the date of this Prospectus, the Fund had not yet commenced operations.

Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Underlying Index tracks the performance of the 40 largest and most liquid companies in the five ASEAN countries (Singapore, Malaysia, Indonesia, Thailand and Philippines), as defined by FTSE. As of January 3, 2011 the three largest stocks were DBS Group Holdings, Oversea-Chinese Banking and Singapore
Telecom.  The Fund's investment objective and Underlying Index may be changed without shareholder approval. Shareholders will be given 60 days' prior notice of any such change.

The Underlying Index is sponsored by an organization ("Index Provider") that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is
FTSE Group ("FTSE").

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to
"beat" the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund will invest at least 80% of its total assets in the securities of the
Underlying Index, which are domiciled or listed in foreign countries, and in
ADRs and GDRs based on the securities in the Underlying Index.

The Fund will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying
Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations
(such as tax diversification requirements) that apply to the Fund but not the
Underlying Index.

Correlation: Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while the
Fund is an actual investment portfolio. The performance of the Fund and the
Underlying Index may vary somewhat due to transaction costs, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions or limitations, illiquid or unavailable securities, and timing variances.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

Industry Concentration Policy: The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.
Risk, Heading	rr_RiskHeading	SUMMARY OF PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Fund's
Strategies and Risks section of the Prospectus and in the Statement of
Additional Information ("SAI").

Asset Class Risk: Securities in the Underlying Index or the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Cash Transaction Risk: Unlike most exchange-traded funds, the Fund intends to effect all creations and redemptions partially for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional ETF.

Commodity Exposure Risk: The Fund invests in the Chile, Colombia and Peru markets, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on these economies.

Concentration Risk: To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund will be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Custody Risk: Less developed markets are more likely to experience problems with the clearing and settling of trades.

Emerging Market Risk: The Fund is expected to invest in securities in the following emerging market countries: Chile, Colombia and Peru. The Fund's investment in an emerging market country may be subject to a greater risk of loss than investments in developed markets.

Foreign Security Risk: Investments in the securities of foreign issuers are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Geographic Risk: The Fund is expected to invest in securities in South America, where a natural disaster could occur.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Management Risk: The Fund is subject to the risk that the Adviser's investment management strategy may not produce the intended results.

Market Risk: The Fund's NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks: The Fund faces numerous market trading risks, including the potential lack of an active market for Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to NAV.

Non-Diversification Risk: The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Reliance on Trading Partners Risk: Economies in emerging market countries generally are dependent heavily upon commodity prices and international trade and, accordingly, may be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values, and may suffer from extreme and volatile debt burdens or inflation rates. The Fund is specifically exposed to Asian Economic Risk,
Central and South American Economic Risk, European Economic Risk and U.S.
Economic Risk. For more information about these risks, please see pages 28 and
29 of this prospectus.

Securities Lending Risk: Securities lending involves the risk that the Fund loses money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Securities Market Risk: Because certain securities markets in the countries in which the Fund may invest are small in size, underdeveloped, and are less regulated and less correlated to global economic cycles than those markets located in more developed countries, the securities markets in such countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations and uncertainty regarding the existence of trading markets.

Tracking Error Risk: The performance of the Fund may diverge from that of the
Underlying Index.

Risk, Lose Money	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
As of the date of this Prospectus, the Fund has not yet commenced investment operations and therefore does not report its performance information.

Global X FTSE Andean 40 ETF | Global X FTSE Andean 40 ETF-Global X FTSE Andean 40 ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AND
Management Fees:	rr_ManagementFeesOverAssets	0.72%
Distribution and Service (12b-1) Fees:	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses:	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	0.72%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	74
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	230
Global X FTSE ASEAN 40 ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Global X FTSE ASEAN 40 ETF
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Global X FTSE ASEAN 40 ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE ASEAN 40 Index ("Underlying Index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commission when buying and selling Shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. As of the date of this Prospectus, the Fund had not yet commenced operations.

Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Underlying Index tracks the performance of the 40 largest and most liquid companies in the five ASEAN countries (Singapore, Malaysia, Indonesia, Thailand and Philippines), as defined by FTSE. As of January 3, 2011 the three largest stocks were DBS Group Holdings, Oversea-Chinese Banking and Singapore
Telecom.  The Fund's investment objective and Underlying Index may be changed without shareholder approval. Shareholders will be given 60 days' prior notice of any such change.

The Underlying Index is sponsored by an organization ("Index Provider") that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is
FTSE Group ("FTSE").

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to
"beat" the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund will invest at least 80% of its total assets in the securities of the
Underlying Index, which are domiciled or listed in foreign countries, and in
ADRs and GDRs based on the securities in the Underlying Index.

The Fund will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying
Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations
(such as tax diversification requirements) that apply to the Fund but not the
Underlying Index.

Correlation: Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while the
Fund is an actual investment portfolio. The performance of the Fund and the
Underlying Index may vary somewhat due to transaction costs, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions or limitations, illiquid or unavailable securities, and timing variances.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

Industry Concentration Policy: The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.
Risk, Heading	rr_RiskHeading	SUMMARY OF PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Fund's
Strategies and Risks section of the Prospectus and in the Statement of
Additional Information ("SAI").

Asset Class Risk: Securities in the Underlying Index or the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk: To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund will be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Custody Risk: Less developed markets are more likely to experience problems with the clearing and settling of trades.

Emerging Market Risk: The Fund is expected to invest in securities in the following emerging market countries: Malaysia, Indonesia, Thailand and
Philippines. The Fund's investment in an emerging market country may be subject to a greater risk of loss than investments in developed markets.

Foreign Security Risk: Investments in the securities of foreign issuers are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Geographic Risk: The Fund is expected to invest in securities in South East
Asia, where a natural disaster could occur.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Management Risk: The Fund is subject to the risk that the Adviser's investment management strategy may not produce the intended results.

Market Risk: The Fund's NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks: The Fund faces numerous market trading risks, including the potential lack of an active market for Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to NAV.

Non-Diversification Risk: The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Reliance on Trading Partners Risk: Economies in emerging market countries generally are dependent heavily upon commodity prices and international trade and, accordingly, may be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values, and may suffer from extreme and volatile debt burdens or inflation rates. The Fund is specifically exposed to Asian Economic Risk and
U.S. Economic Risk. For more information about these risks, please see pages 28 and 29 of this prospectus.

Securities Lending Risk: Securities lending involves the risk that the Fund loses money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Securities Market Risk: Because certain securities markets in the countries in which the Fund may invest are small in size, underdeveloped, and are less regulated and less correlated to global economic cycles than those markets located in more developed countries, the securities markets in such countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations and uncertainty regarding the existence of trading markets.

Tracking Error Risk: The performance of the Fund may diverge from that of the
Underlying Index.

Risk, Lose Money	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
As of the date of this Prospectus, the Fund has not yet commenced investment operations and therefore does not report its performance information.

Global X FTSE ASEAN 40 ETF | Global X FTSE ASEAN 40 ETF-Global X FTSE ASEAN 40 ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASEA
Management Fees:	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees:	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses:	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	0.65%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	208
Global X S&P/TSX Venture Canada ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Global X S&P/TSX Venture Canada ETF
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Global X S&P/TSX Venture Canada ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/TSX Venture 30 Index ("Underlying Index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commission when buying and selling Shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. As of the date of this Prospectus, the Fund had not yet commenced operations.

Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Underlying Index is a free-float adjusted, modified capitalization-weighted index designed to provide exposure to the 30 most liquid securities of the TSX
Venture Exchange. The TSX Venture Exchange is Canada's junior listings market for emerging companies. As of January 3, 2011 the three largest stocks were
Rainy River Resources, Canaco Resources and San Gold Corporation. The Fund's
investment objective and Underlying Index may be changed without shareholder approval. Shareholders will be given 60 days' prior notice of any such change.

The Underlying Index is sponsored by an organization ("Index Provider") that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is
Standard & Poor's Financial Services LLC (a subsidiary of The McGraw-Hill
Companies) ("S&P").

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to
"beat" the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund will invest at least 80% of its total assets in the securities of the
Underlying Index, which are listed in Canada's TSX Venture Exchange.

The Fund will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying
Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations
(such as tax diversification requirements) that apply to the Fund but not the
Underlying Index.

Correlation: Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while the
Fund is an actual investment portfolio. The performance of the Fund and the
Underlying Index may vary somewhat due to transaction costs, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions or limitations, illiquid or unavailable securities, and timing variances.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

Industry Concentration Policy: The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.
Risk, Heading	rr_RiskHeading	SUMMARY OF PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Fund's
Strategies and Risks section of the Prospectus and in the Statement of
Additional Information ("SAI").

Asset Class Risk: Securities in the Underlying Index or the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Commodity Exposure Risk: The Fund invests in Canada, which is susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on the Canadian economy.

Concentration Risk: To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund will be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Foreign Security Risk: Investments in the securities of foreign issuers are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Management Risk: The Fund is subject to the risk that the Adviser's investment management strategy may not produce the intended results.

Market Risk: The Fund's NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks: The Fund faces numerous market trading risks, including the potential lack of an active market for Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to NAV.

Micro-Capitalization Risk: The Fund may invest in micro-capitalization companies. These companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.
Micro-capitalization companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth.

Non-Diversification Risk: The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Reliance on Trading Partners Risk: Economies in emerging market countries generally are dependent heavily upon commodity prices and international trade and, accordingly, may be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values, and may suffer from extreme and volatile debt burdens or inflation rates. The Fund is specifically exposed to European Economic Risk and
U.S. Economic Risk. For more information about these risks, please see pages 28 and 29 of this prospectus.

Risk Related to Investing in Resource Exploration Companies: The TSX Venture
Exchange includes many resource exploration companies. The exploration and development of mineral deposits involve significant financial risks and may be significantly affected by competitive pressures in the gold exploration industry, the price of gold bullion, import and export controls, liability for environmental damage and mandated expenditures for safety and pollution control devices.

Risk Related to Investing in Technology Ventures: The TSX Venture Exchange
includes high technology ventures. Technology ventures can be significantly affected by the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence and research and development expenses. Companies in the technology sector also face competition with numerous alternative technologies.

Securities Lending Risk: Securities lending involves the risk that the Fund loses money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Securities Market Risk: Because the TSX Venture Exchange is small in size and is less regulated than exchanges located in the U.S., it is subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations and uncertainty regarding the existence of trading markets.

Tracking Error Risk: The performance of the Fund may diverge from that of the
Underlying Index.

Risk, Lose Money	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
As of the date of this Prospectus, the Fund has not yet commenced investment operations and therefore does not report its performance information.

Global X S&P/TSX Venture Canada ETF | Global X S&P/TSX Venture Canada ETF-Global X S&P/TSX Venture Canada ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSXV
Management Fees:	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees:	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses:	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	0.75%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	240
Global X Next 11 ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Global X Next 11 ETF
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Global X Next 11 ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Next 11 Index ("Underlying Index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commission when buying and selling Shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. As of the date of this Prospectus, the Fund had not yet commenced operations.

Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Underlying Index is a free-float adjusted, modified capitalization-weighted index intended to measure performance of the investable universe of companies in the "next eleven" countries, as defined by Structured Solutions AG. The next eleven countries include Egypt, Bangladesh, Indonesia, Iran, Mexico, Nigeria,
Pakistan, the Philippines, South Korea, Turkey and Vietnam. The Underlying Index
is comprised of common stocks, ADRs and GDRs of selected companies globally that are domiciled or have their main business operations in these countries or that generate at least 50% of their revenues from these countries. Only shares open to foreign ownership by U.S investors are eligible for inclusion in the
Underlying Index and as a result Iran is not currently included in the
Underlying Index by the Index Provider. As of January 3, 2011 the three largest stocks were Orascom Construction, Astra International and Samsung Electronics.
The Fund's investment objective and Underlying Index may be changed without shareholder approval. Shareholders will be given 60 days' prior notice of any such change.

The Underlying Index is sponsored by an organization ("Index Provider") that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is
Structured Solutions AG.

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to
"beat" the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund will invest at least 80% of its total assets in the securities of the
Underlying Index and in ADRs and GDRs based on the securities in the Underlying
Index.

The Fund will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying
Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations
(such as tax diversification requirements) that apply to the Fund but not the
Underlying Index.

Correlation: Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while the
Fund is an actual investment portfolio. The performance of the Fund and the
Underlying Index may vary somewhat due to transaction costs, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions or limitations, illiquid or unavailable securities, and timing variances.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

Industry Concentration Policy: The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.
Risk, Heading	rr_RiskHeading	SUMMARY OF PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Fund's
Strategies and Risks section of the Prospectus and in the Statement of
Additional Information ("SAI").

Asset Class Risk: Securities in the Underlying Index or the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Commodity Exposure Risk: The Fund invests in securities and markets that are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on these economies.

Concentration Risk: To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund will be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Custody Risk: Less developed markets are more likely to experience problems with the clearing and settling of trades.

Emerging Market Risk: The Fund is expected to invest in securities in the following emerging market countries: Egypt, Indonesia, Mexico, the Philippines,
South Korea and Turkey. The Fund's investment in an emerging market country may be subject to a greater risk of loss than investments in developed markets.

Foreign Security Risk: Investments in the securities of foreign issuers are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Frontier Market Risk: The Fund is expected to invest in securities in the following frontier market countries: Bangladesh, Nigeria, Pakistan and
Vietnam. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier countries.

Geographic Risk: The Fund is expected to invest in securities in Africa, Asia, the Middle East and North America, where a natural disaster could occur.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Management Risk: The Fund is subject to the risk that the Adviser's investment management strategy may not produce the intended results.

Market Risk: The Fund's NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks: The Fund faces numerous market trading risks, including the potential lack of an active market for Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to NAV.

Non-Diversification Risk: The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Reliance on Trading Partners Risk: Economies in emerging market countries generally are dependent heavily upon commodity prices and international trade and, accordingly, may be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values, and may suffer from extreme and volatile debt burdens or inflation rates. The Fund is specifically exposed to Asian Economic Risk,
Central and South American Economic Risk, European Economic Risk and U.S.
Economic Risk. For more information about these risks, please see pages 28 and
29 of this prospectus.

Securities Lending Risk: Securities lending involves the risk that the Fund loses money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Securities Market Risk: Because certain securities markets in the countries in which the Fund may invest are small in size, underdeveloped, and are less regulated and less correlated to global economic cycles than those markets located in more developed countries, the securities markets in such countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations and uncertainty regarding the existence of trading markets.

Tracking Error Risk: The performance of the Fund may diverge from that of the
Underlying Index.

Risk, Lose Money	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
As of the date of this Prospectus, the Fund has not yet commenced investment operations and therefore does not report its performance information.

Global X Next 11 ETF | Global X Next 11 ETF-Global X Next 11 ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NXTE
Management Fees:	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees:	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses:	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	0.75%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	240

[1]	"Other Expenses" are estimates for the current fiscal year.